DEBT	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
DEBT
DEBT

NOTE 5: DEBT

        On May 13, 2015, the Company, through a bankruptcy-remote trust, issued $999,645 of amortizing asset-backed notes secured by U.S. retail loan contracts.

        On May 20, 2015 the Company renewed a $500,000 U.S. wholesale committed asset-backed facility, with a maturity date of May 19, 2016.

        On June 26, 2015, the Company completed an offering of $600,000 in aggregate principal amount of its 3.875% unsecured notes due 2018, issued at a price of 99.642%.

        On June 29, 2015, the Company drew $100,000 on an existing revolving credit facility. The loan was repaid on July 6, 2015.

NOTE 8: CREDIT FACILITIES AND DEBT

        The following table summarizes the Company's debt and credit facilities, borrowings thereunder and availability at December 31, 2014:

	2014
	Maturity(1)	Total Facility/Debt	Short-Term Outstanding	Current Maturities of Long-Term Outstanding	Long-Term Outstanding	Available
Committed Asset-Backed Facilities
Retail—U.S.	Sep 2016	$1,200,000	$—	$186,382	$604,765	$408,853
Retail—Canada	Dec 2016	431,665	—	91,497	331,396	8,772
Wholesale VFN—U.S.	May 2015	800,000	800,000	—	—	—
Wholesale VFN—Canada	Dec 2016	505,695	505,695	—	—
Leases—U.S.	(2)	70,800	—	54,642	16,158	—

Subtotal		3,008,160	1,305,695	332,521	952,319	417,625
Secured Debt
Amortizing retail term ABS—N.A.	Various	6,734,455	—	2,214,854	4,519,601	—
Wholesale term—U.S.	Aug 2016	367,300	—	—	367,300	—
Other ABS financing—N.A.	Various	34,883	—	29,138	5,745	—

Subtotal		7,136,638	—	2,243,992	4,892,646	—
Unsecured Facilities
Revolving credit facilities	Various	350,000	—	—	100,000	250,000
Unsecured Debt
Notes(3)	Various	2,848,074	—	750,000	2,098,074	—
Term loan	2016	150,000	—	—	150,000	—

Subtotal		2,998,074	—	750,000	2,248,074	—

Total credit facilities and debt		$13,492,872	$1,305,695	$3,326,513	$8,193,039	$667,625

(1)	Maturity dates reflect maturities of the credit facility which may be different than the maturities of the advances under the facility.
(2)	Advances under the credit facility ended December 2013; however, the maturities of the debt are due as the underlying leases are collected, which extends beyond 2013.
(3)	Includes adjustments related to fair value hedge of $(680) and a discount of $2,606.

        A summary of the minimum annual repayments of long-term debt as of December 31, 2014, for 2016 and thereafter is as follows:

2016	$3,154,279
2017	2,086,280
2018	2,011,810
2019	876,320
2020 and thereafter	64,350

Total	$8,193,039

        The following table summarizes the Company's credit facilities, borrowings thereunder and availability at December 31, 2013:

	2013
	Maturity(1)	Total Facility/Debt	Short-Term Outstanding	Current Maturities of Long-Term Outstanding	Long-Term Outstanding	Available
Committed Asset-Backed Facilities
Retail—U.S.	Sep 2015	$1,200,000	$—	$107,147	$443,891	$648,962
Retail—Canada	Dec 2015	470,009	—	37,380	156,422	276,207
Wholesale VFN—U.S.	Various	1,400,000	1,400,000	—	—	—
Wholesale VFN—Canada	Dec 2015	550,615	506,566	—	—	44,049
Leases—U.S.	(2)	99,100	—	18,698	80,402	—

Subtotal		3,719,724	1,906,566	163,225	680,715	969,218
Secured Debt
Amortizing retail term ABS—N.A.	Various	6,872,706	—	2,124,267	4,748,439	—
Wholesale term—U.S.	Aug 2016	367,300	—	—	367,300	—
Other ABS financing—N.A.	Various	145,125	—	95,131	49,994	—

Subtotal		7,385,131	—	2,219,398	5,165,733	—
Unsecured Facilities
Revolving credit facilities	Various	350,000	—	—	—	350,000
Unsecured Debt
Notes(3)	Various	2,349,140	—	—	2,349,140	—
Term loan	July 2016	150,000	—	—	150,000	—

Subtotal		2,499,140	—	—	2,499,140	—

Total credit facilities and debt		$13,953,995	$1,906,566	$2,382,623	$8,345,588	$1,319,218

(1)	Maturity dates reflect maturities of the credit facility which may be different than the maturities of the advances under the facility.
(2)	Advances under the credit facility ended December 2013; however, the maturities of the debt are due as the underlying leases are collected, which extends beyond 2013.
(3)	Includes adjustment related to fair value hedge of $860.

Committed Asset-Backed Facilities

        The Company has access to committed asset-backed facilities through which it may sell its receivables. The Company utilizes retail facilities to fund the origination of retail receivables and has exercised the option to periodically repurchase receivables and resell them in the term ABS markets (shown as "Amortizing retail term ABS—N.A.") or found alternative financing for the receivables. Under these facilities, the maximum amount of proceeds that can be accessed at one time is $1,631,665. In addition, if the receivables sold are not repurchased by the Company, the related debt is paid only as the underlying receivables are collected. Such receivables have maturities not exceeding seven years. The Company believes it is probable that a majority of these receivables will be repurchased and resold in the ABS markets. Borrowings against these facilities accrue interest based on prevailing money market or asset-backed commercial paper rates.

        The Company finances a portion of its wholesale receivable portfolio with the issue of Variable Funding Notes ("VFNs") which are privately subscribed by certain bank and asset-backed commercial paper conduits. These notes accrue interest based on prevailing money market or asset-backed commercial paper rates.

Secured Debt

        Secured borrowings bear interest at either floating rates of LIBOR plus an applicable margin or fixed rates.

Unsecured Facilities and Debt

        As of December 31, 2014, the Company had a $250,000 unsecured credit facility, consisting of a $150,000 term facility and a $100,000 revolving credit facility, with a final maturity in July 2016. Additionally, as of December 31, 2014, the Company had a $250,000 unsecured revolving credit facility, with a final maturity in June 2017.

        In November 2011, the Company issued $500,000 of debt securities at an annual fixed rate of 6.25% due 2016. The notes, which are senior unsecured obligations of CNH Industrial Capital LLC, are guaranteed by CNH Industrial Capital America and New Holland Credit.

        In October 2012, the Company issued $750,000 of debt securities at an annual fixed rate of 3.875% due 2015. The notes, which are senior unsecured obligations of CNH Industrial Capital LLC, are guaranteed by CNH Industrial Capital America and New Holland Credit.

        In April 2013, the Company issued $600,000 of debt securities at an annual fixed rate of 3.625% due 2018. The notes, which are senior unsecured obligations of CNH Industrial Capital LLC, are guaranteed by CNH Industrial Capital America and New Holland Credit.

        In October 2013, the Company issued $500,000 of debt securities at an annual fixed rate of 3.25% due 2017. The notes, which are senior unsecured obligations of CNH Industrial Capital LLC, are guaranteed by CNH Industrial Capital America and New Holland Credit.

        In June 2014, the Company issued $500,000 of debt securities at an annual fixed rate of 3.375% due 2019. The notes, which are senior unsecured obligations of CNH Industrial Capital LLC, are guaranteed by CNH Industrial Capital America and New Holland Credit.

Covenants

        The credit agreements governing the Company's unsecured funding transactions contain covenants that restrict the Company's ability and/or that of its subsidiaries to, among other things, incur additional debt, make certain investments, enter into certain types of transactions with affiliates, use assets as security in other transactions, enter into sale or leaseback transactions and/or sell certain assets or merge with or into other companies. In addition, the Company is required to maintain certain coverage levels for leverage and EBITDA, the latter of which is eliminated upon achievement of certain rating levels.

Interest Rates

        The weighted-average interest rate on total short-term debt outstanding at December 31, 2014 and 2013 was 1.2% and 1.1%, respectively. The weighted-average interest rate on total long-term debt (including current maturities of long-term debt) at December 31, 2014 and 2013 was 1.9% and 1.8%, respectively. The average rate is calculated using the actual rates at December 31, 2014 and 2013, weighted by the amount of outstanding borrowings of each debt instrument.

Support Agreement

        Effective as of September 29, 2013, in connection with the merger of CNH Global with and into CNHI, CNHI assumed all of CNH Global's obligations under the support agreement, pursuant to which CNH Global agreed to, among other things, (a) make cash capital contributions to the Company, to the extent necessary to cause the ratio of net earnings available for fixed charges to fixed charges to be not less than 1.05 for each fiscal quarter (with such ratio determined, on a consolidated basis and in accordance with U.S. GAAP, for such fiscal quarter and the immediately preceding three fiscal quarters taken as a whole), (b) generally maintain an ownership of at least 51% of the voting equity interests in the Company and (c) cause the Company to have, as of the end of any fiscal quarter, a consolidated tangible net worth of at least $50 million. The support agreement is not intended to be and is not a guarantee by CNHI of any indebtedness or other obligation of the Company. The obligations of CNHI to the Company pursuant to this support agreement are to the Company only and do not run to, and are not enforceable directly by, any creditor of the Company. The support agreement may be modified, amended or terminated, at CNHI's election, upon thirty days' prior written notice to the Company and the rating agencies, if (a) the modification, amendment or termination would not result in a downgrade of the Company's rated indebtedness; (b) the modification, amendment or notice of termination provides that the support agreement will continue in effect with respect to the Company's rated indebtedness then outstanding; or (c) the Company has no long-term rated indebtedness outstanding.